INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2019
Investments In Associates
Summarized statement of financial position
IN MILLIONS OF USD	31.12.2019 NUANCE GROUP (CHICAGO) LLC	31.12.2019 MIDWAY PART- NERSHIP LLC	31.12.2019 OTHER	31.12.2019 TOTAL	31.12.2018 NUANCE GROUP (CHICAGO) LLC	31.12.2018 MIDWAY PART- NERSHIP LLC	31.12.2018 TOTAL
Cash and cash equivalents	3.6	7.7	–	11.3	1.1	1.9	3.0
Other current assets	4.0	4.0	0.1	8.1	4.6	3.1	7.7
Non-current assets	–	8.0	–	8.0	2.8	7.2	10.0
Other current liabilities	(6.4)	(7.5)	(0.5)	(14.4)	(3.9)	(2.4)	(6.3)
Net assets	1.2	12.2	(0.4)	13.0	4.6	9.8	14.4

Proportion of Hudson’s ownership	35.0%	50.0%			35.0%	50.0%
Hudson’s share of the equity	0.4	6.1	–	6.5	1.6	4.9	6.5

Summarized statement of comprehensive income
2019 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	OTHER	TOTAL
Turnover	14.0	20.2	0.1	34.3
Depreciation, amortization and impairment	(0.2)	(0.5)	–	(0.7)
Net profit / (loss)	0.4	(2.5)	–	(2.1)

Total comprehensive income	0.4	(2.5)	–	(2.1)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0	49.0
Net profit / (loss)	0.1	(1.2)	–	(1.1)
Impairment of investment	(1.4)	–	–	(1.4)
Total comprehensive income	(1.3)	(1.2)	–	(2.5)

2018 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Turnover	19.6	21.7	41.3
Depreciation, amortization and impairment	(0.1)	–	(0.1)
Net profit / (loss)	(1.0)	0.9	(0.1)

Total comprehensive income	(1.0)	0.9	(0.1)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit / (loss)	(0.4)	0.5	0.1
Total comprehensive income	(0.4)	0.5	0.1

2017 IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Turnover	18.7	15.1	33.8
Depreciation, amortization and impairment	(0.1)	–	(0.1)
Net profit / (loss)	(1.0)	0.2	(0.8)

Total comprehensive income	(1.0)	0.2	(0.8)

HUDSON'S SHARE IN PERCENTAGE	35.0	50.0
Net profit / (loss)	(0.4)	0.1	(0.3)
Total comprehensive income	(0.4)	0.1	(0.3)

Reconciliation of the carrying amount of its investments
IN MILLIONS OF USD	NUANCE GROUP (CHICAGO) LLC	MIDWAY PART- NERSHIP LLC	TOTAL
Contribution to new partnership	–	1.0	1.0
Net profit	(0.4)	0.1	(0.3)
Carrying value at December 31, 2017	2.0	1.1	3.1

Additions	–	3.3	3.3
Net profit	(0.4)	0.5	0.1
Carrying value at December 31, 2018	1.6	4.9	6.5

Additions	0.1	2.4	2.5
Net profit	0.1	(1.2)	(1.1)
Impairment	(1.4)	–	(1.4)
Carrying value at December 31, 2019	0.4	6.1	6.5